Assets and liabilities held for sale (Tables)	6 Months Ended
Mar. 31, 2022
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities that have been presented as held for sale are as follows:

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Assets held for sale
Cash and balances with central banks	8	7	792
Trading securities and financial assets measured at FVIS	—	—	282
Derivative financial instruments	—	—	7
Investment securities	—	—	550
Loans	—	1,015	1,819
Other financial assets	18	19	423
Life insurance assets	2,479	2,972	—
Property and equipment	—	—	23
Deferred tax assets	43	8	25
Intangible assets	—	—	243
Other assets	152	167	195
Total assets held for sale	2,700	4,188	4,359
Liabilities held for sale
Deposits and other borrowings	—	—	2,088
Other financial liabilities	17	28	120
Derivative financial instruments	—	—	6
Current tax liabilities	—	14	1
Life insurance liabilities	414	447	—
Provisions	65	35	20
Deferred tax liabilities	3	44	—
Other liabilities	185	269	814
Total liabilities held for sale	684	837	3,049